Accounts payable (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounts Payable
Suppliers	$ 9,356,000	$ 10,887,000
Accounts payable	$ 12,302,000	12,863,000
Accounts payable settlement days	90 days
Interest charged on accounts payable	$ 0
Other related parties
Accounts Payable
Related party payables	2,946,000	1,976,000
Other related parties | Scorpio Ship Management S.A.M. (SSM)
Accounts Payable
Related party payables	2,086,000	902,000
Other related parties | Scorpio Services Holding Limited (SSH)
Accounts Payable
Related party payables	427,000	404,000
Other related parties | Scorpio MR Pool Limited
Accounts Payable
Related party payables	246,000	230,000
Other related parties | Amounts due to a related party port agent
Accounts Payable
Related party payables	96,000	42,000
Other related parties | Scorpio LR1 Pool Limited
Accounts Payable
Related party payables	33,000	0
Other related parties | Scorpio Handymax Tanker Pool Limited
Accounts Payable
Related party payables	24,000	2,000
Other related parties | Scorpio Commercial Management S.A.M.
Accounts Payable
Related party payables	22,000	58,000
Other related parties | Scorpio LR2 Pool Limited
Accounts Payable
Related party payables	$ 12,000	$ 338,000